Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Income	$ 6,404,000	$ 3,245,000
Depreciation expense	313,000	249,000
Amortization of subordinated debt issuance costs	34,000	34,000
Stock-based compensation expense	433,000	346,000
Net cash provided by operating activities	(37,392,000)	(43,761,000)
Investing Activities
Net cash used in investing activities	(33,698,000)	(113,162,000)
Dividends paid	(839,000)	(717,000)
Purchase of treasury stock	(25,000)	(349,000)
Proceeds from the reissuance of treasury stock	96,000	97,000
Proceeds from the exercise of stock options	87,000	101,000
Net cash used in financing activities	47,882,000	176,281,000
Net Increase (Decrease) in Cash and Cash Equivalents	(23,208,000)	19,358,000
Cash and Cash Equivalents – Beginning of Year	33,913,000	14,555,000
Cash and Cash Equivalents – End of Year	10,705,000	33,913,000
Parent Company [Member]
Net Income	6,404,000	3,245,000
Undistributed net income in subsidiary	(5,777,000)	(3,087,000)
Depreciation expense	54,000	53,000
Amortization of subordinated debt issuance costs	34,000	34,000
Stock-based compensation expense	324,000	346,000
Decrease in other assets		(52,000)
Net cash provided by operating activities	1,039,000	539,000
Investing Activities
Purchase of property and equipment	(15,000)	(7,000)
Net cash used in investing activities	(15,000)	(7,000)
Dividends paid	(839,000)	(717,000)
Purchase of treasury stock	(25,000)	(349,000)
Proceeds from the reissuance of treasury stock	96,000	97,000
Proceeds from the exercise of stock options	87,000	101,000
Net cash used in financing activities	(681,000)	(868,000)
Net Increase (Decrease) in Cash and Cash Equivalents	343,000	(336,000)
Cash and Cash Equivalents – Beginning of Year	333,000	669,000
Cash and Cash Equivalents – End of Year	$ 676,000	$ 333,000